Income Tax Expense	6 Months Ended
Jun. 30, 2025
Income Tax Expense [Abstract]
INCOME TAX EXPENSE
6.	INCOME TAX EXPENSE

Group
	Six Months Ended June 30 2025	Six Months Ended June 30 2024
	US$	US$

Current tax expense	-	-
Income tax expense – Note 6(a)	-	-

(a)	The prima-facie tax on loss before income tax is reconciled to the income tax expense as follows:

	Group
	Six Months Ended June 30 2025	Six Months Ended June 30 2024
	US$	US$
Numerical reconciliation of income tax expense to prima-facie tax payable
Loss before income tax	(514,087)	(730,347)
Income tax benefit on loss before income tax at 30%	(154,226)	(219,104)
Difference in overseas tax rates	-	-
Less the tax effect of:
Tax losses and temporary differences for the period for which no deferred tax is recognized	154,226	219,104
Income tax expense	-	-
(b)	Deferred tax assets / (liabilities) arising from temporary differences and unused tax losses can be summarized as follows:

Group
	June 30 2025	December 31 2024
	US$	US$

Balance brought forward	-	-
Exchange rate difference	-	-
Balance carried forward	-	-